10-Q Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued research and development expense	$ 937	$ 10,289	$ 3,192
Accrued payroll and related benefits	1,552	1,998	875
Operating lease liabilities, current	649	137	103
Other accrued liabilities	1,039	379	227
Total accrued liabilities	$ 4,177	$ 12,803	$ 4,744